Related party transactions	12 Months Ended
Dec. 31, 2020
Related party transactions
Related party transactions

19    Related party transactions

Key management includes the Company’s directors and senior management team. The remuneration of directors and the senior management team was as follows:

	2020	2019
	$	$

Salaries and employee benefits	1,418	999
Directors’ fees	99	103
Share-based compensation	1,594	908
	3,111	2,010

Executive employment agreements allow for additional payments in the event of a liquidity event, or if the executive is terminated without cause.